Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Summary of vesting schedule of restricted stock
The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
360,439	September 5, 2019
670,262	March 2, 2020
1,258,576	June 1, 2020
1,395,762	September 4, 2020
670,262	March 1, 2021
1,258,576	June 1, 2021
1,395,762	September 3, 2021
670,259	March 1, 2022
1,258,578	June 1, 2022
1,035,323	September 2, 2022
9,973,799
The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
1,235,186	September 4, 2020
217,502	November 4, 2020
214,794	March 1, 2021
1,235,186	September 3, 2021
217,502	November 5, 2021
214,794	March 1, 2022
1,235,187	September 2, 2022
217,502	November 4, 2022
214,795	March 1, 2023
5,002,448